SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2023
Segmented information

21. SEGMENTED INFORMATION

The Company’s revenues for the three and six months ended June 30, 2022 are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Silver	$3,722	$3,372	$7,330	$7,268
Copper	4,062	5,206	8,751	12,259
Gold	2,712	2,389	5,847	4,831
Penalties, treatment costs and refining charges	(1,278)	(1,597)	(2,885)	(3,938)
Total revenue from mining operations	$9,218	$9,370	$19,043	$20,420

For the three and six months ended June 30, 2023, the Company had three customers (June 30, 2022 – three customers) that accounted for total revenues as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Customer #1	$7,883	$8,874	$17,108	$17,859
Customer #2	1,426	514	2,026	1,746
Other customers	(91)	(18)	(91)	815
Total revenue from mining operations	$9,218	$9,370	$19,043	$20,420

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	June 30, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,303	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,304	$49,804

	June 30, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$50,260	$43,812
Plant, equipment, and mining properties - Canada	222	244
Total plant, equipment, and mining properties	$50,482	$44,056